UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number     811-09032

STI Classic Variable Trust

(Exact name of registrant as specified in charter)

BISYS Fund Services, 3435 Stelzer Road Columbus, Ohio	43219

(Address of principal executive offices)	(Zip code)

BISYS Fund Services, 3435 Stelzer Road Columbus, Ohio	43219

(Name and address of agent for service)
Registrant’s telephone number, including area code:     614-470-8000

Date of fiscal year end:     12/31

Date of reporting period:     09/30/06

Item 1. Schedule of Investments.

STI CLASSIC VARIABLE TRUST
Capital Appreciation Fund
Schedule of Portfolio Investments
September 30, 2006
(Unaudited)
(Amounts in thousands, except shares)

	Shares	Value
Common Stocks (99.1%)
Consumer Discretionary (14.8%)
Carnival Corp.	9,500	$447
Coach, Inc. *	12,900	444
Family Dollar Stores, Inc.	13,900	406
Garmin Ltd. (b)	9,800	478
International Game Technology	15,800	656
Lowe’s Cos., Inc.	25,000	703
Newell Rubbermaid, Inc.	22,500	637
TJX Cos., Inc. (The)	14,000	392
Univision Communications, Inc., Cl A *	16,400	563
Walt Disney Co. (The)	17,700	547
Whirlpool Corp.	4,700	395
YUM! Brands, Inc.	9,500	494

		6,162

Consumer Staples (5.9%)
Anheuser-Busch Cos., Inc.	13,100	622
Colgate-Palmolive Co.	5,800	360
Comcast Corp., Cl A * (b)	9,000	331
Procter & Gamble Co. (The)	12,300	763
Wal-Mart Stores, Inc.	7,500	370

		2,446

Energy (6.9%)
BJ Services Co.	9,800	295
Chevron Corp.	8,100	525
Exxon Mobil Corp.	20,500	1,376
Nabors Industries Ltd. * (b)	8,600	256
Noble Corp.	6,200	398

		2,850

Financials (19.7%)
Ambac Financial Group, Inc.	6,000	497
American Express Co.	10,000	561
American International Group, Inc.	10,000	663
Bank of America Corp.	13,600	729
Chubb Corp. (The)	21,700	1,127
Genworth Financial, Inc., Cl A	19,500	683
Goldman Sachs Group, Inc. (The) (b)	4,100	694
JPMorgan Chase & Co.	16,000	751
Merrill Lynch & Co., Inc.	8,800	688
MGIC Investment Corp.	6,500	390
Morgan Stanley	9,600	700
SLM Corp.	7,800	405
Wells Fargo & Co.	10,000	362

		8,250

Health Care (15.8%)
AmerisourceBergen Corp.	13,400	606
Baxter International, Inc.	18,400	836
Becton, Dickinson & Co.	9,400	664
Forest Laboratories, Inc. *	17,400	880
Health Management Associates, Inc., Cl A	14,000	293

	Shares	Value
Omnicare, Inc.	8,300	358
Pfizer, Inc.	24,000	681
Quest Diagnostics, Inc.	11,700	716
Schering-Plough Corp.	28,400	627
Universal Health Services, Inc., Cl B	11,200	671
Vertex Pharmaceuticals, Inc. *	6,900	232

		6,564

Industrials (13.0%)
Danaher Corp.	7,100	488
Emerson Electric Co.	6,600	553
General Electric Co.	22,600	798
Honeywell International, Inc.	14,000	573
Illinois Tool Works, Inc.	16,200	727
Raytheon Co.	24,800	1,191
United Parcel Service, Inc., Cl B	4,300	309
Waste Management, Inc.	20,500	752

		5,391

Information Technology (19.6%)
Analog Devices, Inc.	8,000	235
ASML Holding NV *	17,200	400
CheckFree Corp. * (b)	22,500	930
Cisco Systems, Inc. *	32,600	750
Comverse Technology, Inc. * (b)	18,500	397
Corning, Inc. *	10,900	266
Global Payments, Inc.	11,700	515
International Business Machines Corp.	4,000	328
Intersil Corp., Cl A	15,800	388
LSI Logic Corp. *	25,000	206
Maxim Integrated Products, Inc.	10,000	281
Microsoft Corp.	26,800	732
Novellus Systems, Inc. *	14,800	409
Oracle Corp. *	29,700	527
QUALCOMM, Inc.	14,000	509
Symantec Corp. * (b)	27,600	587
Xilinx, Inc.	12,000	263
Zebra Technology Corp., Cl A * (b)	12,000	429

		8,152

Materials (1.4%)
Praxair, Inc.	10,200	603

Telecommunication Services (2.0%)
AT&T, Inc. (b)	25,100	817

Total Common Stocks (Cost $35,775)		41,235

Short-Term Investment (9.1%)
CSFB Enhanced Liquidity Portfolio (c)	3,798,323	3,798

Total Short-Term Investment (Cost $3,798)		3,798

Money Market (1.7%)
STI Classic Institutional Cash Management Money Market Fund, 5.240% (d)	691,269	691

Total Money Market (Cost $691)		691

Total Investments (Cost $40,264) (a) - 109.9%		45,724

Liabilities in excess of other assets — (9.9)%	(4,132)

Net Assets - 100.0%	$41,592

*	Non-income producing security.
(a)	Cost for federal income tax purposes is $40,277 (amount in thousands). Unrealized appreciation/ (depreciation) on a tax basis is as follows (amounts in thousands):

Unrealized Appreciation	$6,259
Unrealized Depreciation	(812)

Unrealized Appreciation (Depreciation)	$5,447

(b)	This security or a partial position of the security was on loan at September 30, 2006. The total value of securities on loan at September 30, 2006 in thousands was $3,706.
(c)	This security was purchased with cash collateral held from securities lending.
(d)	Affiliate Investment.
Cl — Class
See Notes to Schedules of Portfolio Investments.

STI CLASSIC VARIABLE TRUST
International Equity Fund
Schedule of Portfolio Investments
September 30, 2006
(Unaudited)
(Amounts in thousands, except shares)

	Shares	Value
Foreign Common Stocks (98.0%)
Australia (4.3%)
Alumina Ltd.	1,072	$5
Australia & New Zealand Banking	2,240	45
Group Ltd.
Babcock & Brown Ltd.	1,664	25
BHP Billiton Ltd.	263	5
CSR Ltd.	7,740	17
Downer EDI Ltd.	3,551	16
Leighton Holdings Ltd.	1,656	24
Promina Group Ltd.	5,902	26
QBE Insurance Group Ltd.	660	12
Rio Tinto Group Ltd. (d)	555	29
St. George Bank Ltd.	521	12
Zinifex Ltd.	728	6

		222

Belgium (0.6%)
Fortis	716	29

Denmark (0.5%)
Danske Bank A/S	682	27

Finland (1.4%)
Fortum Corp.	1,040	28
Nokia Corp., Cl A	2,344	46

		74

France (11.7%)
Air France-KLM	710	21
AXA	1,421	52
BNP Paribas	678	73
Bouygues SA	168	9
Capgemini SA	355	19
Compagnie de Saint-Gobain	322	23
Credit Agricole SA	822	36
France Telecom SA	1,315	30
Lafarge SA	311	40
PSA Peugeot Citroen SA	201	11
Sanofi-Aventis	412	37
Schneider Electric SA	250	28
Societe Generale	320	51
SUEZ SA	1,003	44
TOTAL SA	724	48
VINCI SA	356	40
Vivendi Universal SA	1,235	45

		607

Germany (7.7%)
Adidas-Salomon AG	544	26
Allianz AG	278	48
BASF AG	505	41
Bayer AG	214	11
Continental AG	310	36
Deutsche Bank AG	347	42
Deutsche Telekom AG	1,800	29

	Shares	Value
E.ON AG	432	50
MAN AG	530	45
PUMA Rudolf Dassler Sport AG	76	26
SAP AG	102	20
ThyssenKrupp AG	844	28

		402

Hong Kong (1.8%)
BOC Hong Kong Holdings Ltd.	6,500	15
China Mobile Ltd.	2,000	14
China Netcom Group Corp. Ltd.	6,000	11
CLP Holdings Ltd.	2,000	12
CNOOC Ltd.	18,800	16
Guoco Group Ltd.	2,000	25

		93

Ireland (1.2%)
Allied Irish Banks PLC	204	5
Anglo Irish Bank Corp. PLC	1,401	23
CRH PLC	985	34

		62

Italy (2.0%)
Banca Intesa SpA (d)	3,527	23
Benetton Group SpA	883	15
Eni SpA (d)	1,904	57
UniCredito Italiano SpA	950	8

		103

Japan (24.4%)
AEON Credit Service Co. Ltd.	400	10
Brother Industries Ltd.	1,000	13
Canon, Inc.	1,300	68
Daicel Chemical Industries Ltd.	2,400	17
Daiwa Securities Group, Inc.	2,000	23
DENSO Corp.	500	18
East Japan Railway Co.	2	14
Fujikura Ltd.	1,000	11
Fujitsu Ltd.	1,000	8
Honda Motor Co. Ltd.	1,604	54
Ibiden Co. Ltd.	400	21
ITOCHU Corp.	5,000	39
KDDI Corp.	2	12
Keisei Electric Railway Co. Ltd.	1,000	6
Kitz Corp.	3,000	24
Komatsu Ltd.	3,000	52
Kubota Corp.	3,000	25
Kyocera Corp.	200	17
Makita Corp.	900	26
Matsushita Electric Industrial Co. Ltd.	2,000	42
Mitsubishi Rayon Co. Ltd.	2,000	13
Mitsubishi Tokyo Financial Group, Inc.	1	13
Mitsui Trust Holdings, Inc.	2,000	23
Mizuho Financial Group, Inc.	9	70
NGK Spark Plug Co. Ltd.	1,000	20
Nihon Parkerizing Co. Ltd.	1,000	17
Nippon Telegraph & Telephone Corp.	4	20
NSK Ltd.	3,000	25
Okinawa Electric Power Co., Inc. (The)	500	29
ORIX Corp.	170	47
Ricoh Co. Ltd.	1,000	20
Sankyo Co. Ltd.	400	21

	Shares	Value
Sega Sammy Holdings, Inc.	1,000	32
Shin-Etsu Chemical Co. Ltd.	200	13
Sumitomo Chemical Co. Ltd.	3,000	22
Sumitomo Corp.	3,000	37
Sumitomo Electric Industries Ltd.	600	8
Sumitomo Metal Industries Ltd.	4,000	15
Sumitomo Mitsui Financial Group, Inc.	7	73
Takeda Pharmaceutical Co. Ltd.	600	37
Tokyo Electron Ltd.	351	26
Tokyo Ohka Kogyo Co. Ltd.	700	19
Tokyo Steel Manufacturing Co. Ltd.	400	6
Toyota Motor Corp.	1,913	105
Tsubakimoto Chain Co.	2,000	9
Yamada Denki Co. Ltd.	160	16
Yamaha Motor Co. Ltd.	1,200	32
Yamatake Corp.	300	7

		1,275

Netherlands (3.5%)
ABN AMRO Holding NV	1,324	39
Akzo Nobel NV	484	30
ASML Holding NV *	500	12
Heineken NV	524	24
ING Groep NV	1,362	59
Royal KPN NV	1,568	20

		184

New Zealand (0.5%)
Fletcher Building Ltd.	4,651	26

Norway (2.1%)
DNB NOR ASA	1,607	20
Norsk Hydro ASA	1,175	26
Orkla ASA	790	38
Telenor ASA	1,850	24

		108

Portugal (0.3%)
Energias de Portugal SA	3,468	15

Singapore (0.6%)
United Overseas Bank Ltd.	3,000	31

Spain (2.6%)
Banco Santander Central Hispano SA	4,242	67
Endesa SA	276	12
Repsol YPF SA	1,177	35
Telefonica SA	1,345	23

		137

Sweden (3.1%)
Alfa Laval AB	600	20
Autoliv, Inc.	261	14
Nordea Bank AB	1,010	13
Sandvik AB	1,915	22
Svenska Handelsbanken AB, Cl A	680	18
Swedish Match AB	2,140	35
Telefonaktiebolaget LM Ericsson	11,220	40

		162

Switzerland (6.5%)
Credit Suisse Group	940	54
Nestle SA	215	75
Novartis AG	1,304	76
Roche Holding Ltd.	316	55
UBS AG	607	36

	Shares	Value
Zurich Financial Services	178	44

		340

United Kingdom (23.2%)
Allied Irish Banks PLC	923	25
Anglo American PLC	981	41
AstraZeneca PLC	1,159	72
Aviva PLC	2,584	38
AWG PLC	679	20
Barclays PLC	4,812	61
Barratt Developments PLC	558	11
BHP Billiton PLC	1,737	30
Bodycote International PLC	5,900	26
BP PLC	7,700	84
British Airways PLC *	4,103	33
British American Tobacco PLC	1,804	49
BT Group PLC	11,337	57
CRH PLC (b)	8	0
DSG International PLC	9,136	37
First Choice Holidays PLC	3,003	11
GlaxoSmithKline PLC	2,620	70
HBOS PLC	885	18
HSBC Holdings PLC	6,378	116
National Grid PLC	3,278	41
Prudential PLC	1,217	15
Royal & Sun Alliance Insurance Group PLC	5,509	15
Royal Bank of Scotland Group PLC (The)	1,954	67
Royal Dutch Shell PLC, Cl A	2,633	87
Royal Dutch Shell PLC, Cl B	1,523	52
Scottish & Newcastle PLC	2,472	26
Smiths News PLC *	2,649	6
Tomkins PLC	5,503	24
Vodafone Group PLC	21,363	49
WH Smith PLC *	2,649	18
WPP Group PLC	832	10

		1,209

Total Foreign Common Stocks (Cost $3,595)		5,106

Foreign Preferred Stocks (0.8%)
Germany (0.8%)
Fresenius AG, 1.510%	127	23
ProSiebenSat.1 Media AG, 0.840%	694	19

Total Foreign Preferred Stocks (Cost $39)		42

Short-Term Investments (2.8%)
Brown Brothers Harriman & Co., Cayman Islands Cash Sweep, 4.530%	53,927	54
CSFB Enhanced Liquidity Portfolio (c)	89,753	90

Total Short-Term Investments (Cost $144)		144

Total Investments (Cost $3,778) (a) — 101.6%		5,292
Liabilities in excess of other assets — (1.6)%		(84)

Net Assets — 100.0%		$5,208

*	Non-income producing security.

(a)	Cost for federal income tax purposes is $3,905 (amount in thousands). Unrealized appreciation/ (depreciation) on a tax basis is as follows (amounts in thousands):

Unrealized Appreciation	$1,430
Unrealized Depreciation	(43)

Unrealized Appreciation (Depreciation)	$1,387

(b)	Market value is less than one thousand dollars.

(c)	This security was purchased with cash collateral held from securities lending.

(d)	This security or a partial position of the security was on loan at September 30, 2006. The total value of securities on loan at September 30, 2006 in thousands was $85.
Cl — Class
PLC — Public Limited Company
The investment concentrations for the International Equity Fund as a percentage of net assets, by industry, as of September 30, 2006, were as follows (unaudited):

Consumer Discretionary	11.9%
Consumer Staples	4.7
Energy	7.6
Financials	30.2
Health Care	7.1
Industrials	11.9
Information Technology	6.3
Materials	8.6
Short-Term Investments	2.8
Telecommunication Services	5.7
Utilities	4.8
See Notes to Schedules of Portfolio Investments.

STI CLASSIC VARIABLE TRUST
Investment Grade Bond Fund
Schedule of Portfolio Investments
September 30, 2006
(Unaudited)
(Amounts in thousands, except shares)

	Shares
	or
	Principal
	Amount	Value
Asset Backed Securities (0.9%)
Automobile ABS (0.9%)
Daimler Chrysler Auto Trust, Ser 2005-A, Cl A4, 3.740%, 02/08/10	$65	$64
Honda Auto Receivables Owner Trust, Ser 2006-1, Cl A3, 5.070%, 02/18/10	35	35

Total Asset Backed Securities (Cost $99)		99

Collateralized Mortgage Obligations (4.4%)
Banc of America Commercial Mortgage,	55	54
Inc., Ser 2004-4, Cl A3, 4.128%, 07/10/42
Citigroup/Deutsche Bank Commercial	75	75
Mortgage Trust, Ser 2005-CD1, Cl A4, 5.400%, 07/15/44 (e)
Citigroup/Deutsche Bank Commercial	40	40
Mortgage Trust, Ser 2006-CD2, Cl A4, 5.545%, 01/15/46 (e)
GE Capital Commercial Mortgage	60	60
Corp., Ser 2006-C1, Cl A4, 5.519%, 03/10/44 (e)
GMAC Commercial Mortgage	76	75
Securities, Inc., Ser 2003-C2, Cl A1, 4.576%, 05/10/40
GS Mortgage Securities Corp. II, Ser	75	75
2006-GG6, Cl A2, 5.506%, 04/10/38 (e)
JP Morgan Chase Commercial Mortgage	45	47
Securities Co., Ser 2006-CB15, Cl A4, 5.810%, 06/12/43 (e)
Wachovia Bank Commercial Mortgage	70	70

Trust, Ser 2006-C23, Cl A4, 5.418%, 01/15/45 (e)
Total Collateralized Mortgage Obligations (Cost $495)		496

Corporate Bonds (20.0%)
Aerospace/Defense (0.4%)
United Technologies Corp., 4.875%, 05/01/15	45	44

Airlines (0.2%)
Southwest Airlines Co., 5.125%, 03/01/17	25	24

Banks (0.5%)
Bank of America Corp., 7.400%, 01/15/11	55	60

	Shares
	or
	Principal
	Amount	Value
Breweries (0.5%)
Sabmiller PLC, 6.200%, 07/01/11 (d)	60	62

Building Materials (0.3%)
Lafarge SA, 6.150%, 07/15/11	35	36

Commercial Services (0.2%)
ERAC USA Finance Co., 5.600%, 05/01/15 (d)	20	20

Cosmetics/Personal Care (0.6%)
Avon Products, Inc., 5.125%, 01/15/11	65	64

Diversified Financial Services (7.0%)
Citigroup, Inc., 5.125%, 05/05/14	15	15
Citigroup, Inc., 5.125%, 09/30/14	45	44
Citigroup, Inc., 5.850%, 12/11/34	25	25
Ford Motor Credit Co., 7.000%, 10/01/13	60	56
Fund American Cos., Inc., 5.875%, 05/15/13	85	84
General Motors Acceptance Corp. LLC, 8.000%, 11/01/31 (b)	120	124
Goldman Sachs Group, Inc. (The), 4.750%, 07/15/13	65	62
HSBC Holdings PLC, 7.625%, 05/17/32	25	30
International Lease Finance Corp., Ser Q, 5.250%, 01/10/13	25	25
International Lease Finance Corp., Ser R, 5.625%, 09/20/13	15	15
Janus Capital Group, Inc., 5.875%, 09/15/11	25	25
John Deere Capital Corp., 3.900%, 01/15/08	10	10
JPMorgan Chase & Co., 6.625%, 03/15/12	75	80
Lazard Group LLC, 7.125%, 05/15/15	60	63
Morgan Stanley, 5.300%, 03/01/13	50	50
Western Union Co., 5.930%, 10/01/16 (d)	85	85
		793

Electric (0.8%)
MidAmerican Energy Holdings Co., 6.125%, 04/01/36 (d)	45	45
Pacific Gas & Electric Co., 6.050%, 03/01/34	50	51

		96

Entertainment (0.2%)
GTECH Holdings Corp., 4.750%, 10/15/10	20	20

Insurance (0.1%)
Metlife, Inc., 5.700%, 06/15/35	10	10

Investment Companies (0.2%)
Credit Suisse First Boston USA, Inc., 6.500%, 01/15/12	20	21

Media (1.1%)
Cox Communications, Inc., 4.625%, 06/01/13	25	23

	Shares
	or
	Principal
	Amount	Value
Expedia, Inc., 7.456%, 08/15/18 (d)	75	80
News America Holdings, Inc., 6.200%, 12/15/34	25	24

		127

Mining (0.5%)
Alcan, Inc., 5.750%, 06/01/35	20	19
Inco Ltd., 7.750%, 05/15/12	35	38

		57

Miscellaneous Manufacturer (1.1%)
General Electric Co., 5.000%, 02/01/13	125	124

Oil & Gas (1.3%)
Anadarko Petroleum Corp., 5.950%, 09/15/16	40	40
Devon Financing Corp. ULC, 7.875%, 09/30/31	50	61
Enterprise Products Operating LP, Ser B, 5.750%, 03/01/35	25	23
Weatherford International, Inc., 6.500%, 08/01/36	25	25

		149

Pharmaceuticals (0.2%)
Teva Pharmaceutical Finance LLC, 6.150%, 02/01/36	20	19

Pipelines (0.7%)
Centerpoint Energy Resources Corp., Ser B, 7.875%, 04/01/13	35	39
Kinder Morgan Finance Co. ULC, 6.400%, 01/05/36	50	45

		84

REITS (0.1%)
Simon Property Group LP, 6.375%, 11/15/07	10	10

Retail (1.0%)
Woolworths Ltd., 5.550%, 11/15/15 (d)	110	109

Telecommunications (3.0%)
AT&T, Inc., 5.100%, 09/15/14	50	48
Cisco Systems, Inc., 5.500%, 02/22/16	65	66
Comcast Corp., 6.450%, 03/15/37	30	30
Deutsche Telekom AG, 5.750%, 03/23/16	75	73
Verizon Communications, Inc., 5.550%, 02/15/16	45	44
Vodafone Group PLC, 5.500%, 06/15/11	75	75

		336

Total Corporate Bonds (Cost $2,251)		2,265

U.S. Government Agency Mortgages (15.0%)
Fannie Mae (1.8%)
5.500%, 04/01/36	212	209

Freddie Mac (13.2%)
6.000%, 08/01/36	295	296
6.000%, 08/01/36	294	296

	Shares
	or
	Principal
	Amount	Value
6.500%, 08/01/36	304	309
6.500%, 08/01/36	275	280
5.500%, 09/01/36	314	310

		1,491

Total U.S. Government Agency Mortgages (Cost $1,691)		1,700

U.S. Government Agency Securities (25.7%)
Fannie Mae (7.0%)
4.500%, 10/15/08 (b)	800	793

Freddie Mac (18.7%)
3.625%, 02/15/08	900	883
5.125%, 04/18/11 (b)	550	555
5.250%, 04/18/16	445	454
6.750%, 03/15/31	190	232

		2,124

Total U.S. Government Agency Securities (Cost $2,900)		2,917

U.S. Treasury Obligations (32.7%)
U.S. Treasury Bonds (4.9%)
4.500%, 02/15/36 (b)	580	556

U.S. Treasury Notes (27.8%)
2.500%, 10/31/06	170	170
2.875%, 11/30/06	315	314
3.375%, 12/15/08	150	146
4.875%, 08/15/09 (b)	340	342
4.250%, 10/15/10	35	35
4.250%, 01/15/11	350	345
4.875%, 04/30/11	165	167
4.625%, 08/31/11 (b)	1,005	1,006
4.000%, 02/15/15 (b)	585	560
4.875%, 08/15/16	75	76

		3,161

Total U.S. Treasury Obligations (Cost $3,670)		3,717

Short-Term Investment (31.5%)
CSFB Enhanced Liquidity Portfolio (c)	3,568,675	3,569

Total Short-Term Investment (Cost $3,569)		3,569

Money Market (0.6%)
STI Classic Institutional Cash Management Money Market Fund, 5.240% (f)	65,184	65

Total Money Market (Cost $65)		65

Total Investments (Cost $14,740) (a) - 130.8%		14,828
Liabilities in excess of other assets - (30.8)%		(3,492)

Net Assets - 100.0%		$11,336

Credit Default Swap Agreements

				Unrealized
	Notional	Fixed	Expiration	Appreciation
Underlying Instrument	Amount	Rate	Date	(Depreciation)
Dow Jones CDX Indices; Series 7 (Citibank N.A.)	$20,000	0.40%	12/20/2011	$—
H.J. Heinz Co. (Citibank N.A.)	$(20,000)	0.36%	12/20/2011	$—

				$—

(a)	Cost for federal income tax purposes is $14,788 (amount in thousands). Unrealized appreciation/ (depreciation) on a tax basis is as follows (amounts in thousands):

Unrealized Appreciation	$70
Unrealized Depreciation	(30)

Unrealized Appreciation (Depreciation)	$40

(b)	This security or a partial position of the security was on loan at September 30, 2006. The total value of securities on loan at September 30, 2006 in thousands was $3,455.

(c)	This security was purchased with cash collateral held from securities lending.

(d)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

(e)	Variable rate security. Rate presented represents rate in effect at September 30, 2006. Maturity date represents actual maturity date.

(f)	Affiliate Investment.
Cl — Class
LLC — Limited Liability Company
LP — Limited Partnership
PLC — Public Limited Company
REIT — Real Estate Investment Trust
Ser — Series
See Notes to Schedules of Portfolio Investments.

STI CLASSIC VARIABLE TRUST
Large Cap Relative Value Fund
Schedule of Portfolio Investments
September 30, 2006
(Unaudited)
(Amounts in thousands, except shares)

	Shares	Value
Common Stocks (98.1%)
Consumer Discretionary (8.3%)
Abercrombie & Fitch Co., Cl A	2,500	$174
Advance Auto Parts, Inc.	3,500	115
CBS Corp., Cl B	6,000	169
Lowe’s Cos., Inc.	2,500	70
NIKE, Inc., Cl B	1,425	125
Target Corp.	1,400	77
Time Warner, Inc.	10,600	193
Walt Disney Co. (The)	4,000	124

		1,047

Consumer Staples (11.6%)
Anheuser-Busch Cos., Inc.	3,000	143
Archer Daniels Midland Co.	3,000	114
ConAgra Foods, Inc.	6,300	153
CVS Corp.	3,600	116
Diageo PLC ADR	2,000	142
General Mills, Inc.	3,000	169
PepsiCo, Inc.	1,500	98
Procter & Gamble Co. (The)	2,300	143
Unilever PLC ADR	5,200	129
Wal-Mart Stores, Inc.	3,100	153
Wm. Wrigley Jr. Co.	2,100	97

		1,457

Energy (9.4%)
Baker Hughes, Inc.	2,800	191
Cameron International Corp. *	2,700	130
Chevron Corp.	4,000	260
ConocoPhillips	4,200	250
CONSOL Energy, Inc.	4,500	143
Exxon Mobil Corp.	3,000	201

		1,175

Financials (22.6%)
American International Group, Inc.	2,100	139
Ameriprise Financial, Inc.	3,900	183
Bank of America Corp.	5,000	267
Berkshire Hathaway, Inc., Cl B *	50	159
Cincinnati Financial Corp.	3,100	149
CIT Group, Inc.	4,000	195
Citigroup, Inc.	5,300	263
Genworth Financial, Inc., Cl A	4,000	140
Goldman Sachs Group, Inc. (The)	600	102
Morgan Stanley	2,000	146
New York Community Bancorp, Inc.	10,000	164
Principal Financial Group, Inc.	3,500	190
State Street Corp.	1,950	122
U.S. Bancorp	4,400	146
UBS AG ADR	3,000	178
Wachovia Corp.	2,300	128
Wells Fargo & Co.	5,000	181

	Shares	Value
		2,852

Health Care (12.1%)
Abbott Laboratories	2,500	121
Amgen, Inc. *	2,000	143
Becton, Dickinson & Co.	2,100	148
Boston Scientific Corp. *	12,000	177
Bristol-Myers Squibb Co.	4,500	112
Eli Lilly & Co.	4,000	228
Johnson & Johnson	1,850	120
Medtronic, Inc.	4,000	186
Pfizer, Inc.	10,000	285

		1,520

Industrials (10.8%)
3M Co.	2,800	208
Dover Corp.	3,500	166
Emerson Electric Co.	1,500	126
General Electric Co.	7,000	247
Goodrich Corp.	4,500	182
Illinois Tool Works, Inc.	2,600	117
Ingersoll-Rand Co. Ltd., Cl A	4,000	152
R.R. Donnelley & Sons Co.	4,900	162

		1,360

Information Technology (12.6%)
Accenture Ltd., Cl A	6,000	190
Agilent Technologies, Inc. *	4,000	131
Applied Materials, Inc.	10,000	177
Cisco Systems, Inc. *	6,700	154
First Data Corp.	4,000	168
Fiserv, Inc. *	1,900	89
Intel Corp.	10,000	207
Microsoft Corp.	6,000	164
Nokia Corp. ADR	9,000	177
Texas Instruments, Inc.	3,800	126

		1,583

Materials (3.2%)
E.I. du Pont de Nemours & Co.	3,000	129
Praxair, Inc.	2,100	124
Sonoco Products Co.	4,300	144

		397

Telecommunication Services (3.7%)
ALLTEL Corp.	3,200	177
BellSouth Corp.	3,500	150
Vodafone Group PLC ADR	6,000	137

		464

Utilities (3.8%)
Edison International	4,000	167
Entergy Corp.	1,800	141
Exelon Corp.	2,000	121
SCANA Corp.	1,300	52

		481

Total Common Stocks (Cost $10,500)		12,336

Money Market (1.1%)
STI Classic Institutional Cash Management Money Market Fund, 5.240% (b)	131,852	132

Total Money Market (Cost $132)		132

Total Investments (Cost $10,632) (a) - 99.2%	12,468
Other assets in excess of liabilities - 0.8%	95

Net Assets - 100.0%	$12,563

*	Non-income producing security.
(a)	Cost for federal income tax purposes is $10,664 (amount in thousands). Unrealized appreciation/ (depreciation) on a tax basis is as follows (amounts in thousands):

Unrealized Appreciation	$2,038
Unrealized Depreciation	(234)

Unrealized Appreciation (Depreciation).	$1,804

(b)	Affiliate Investment.
ADR — American Depository Receipt
Cl — Class
PLC — Public Limited Company
See Notes to Schedules of Portfolio Investments.

STI CLASSIC VARIABLE TRUST
Large Cap Value Equity Fund
Schedule of Portfolio Investments
September 30, 2006
(Unaudited)
(Amounts in thousands, except shares)

	Shares	Value
Common Stocks (95.1%)
Consumer Discretionary (6.6%)
Advance Auto Parts, Inc.	10,345	$341
Borders Group, Inc.	13,844	282
Foot Locker, Inc.	11,100	280
New York Times Co. (The), Cl A (b)	13,250	304
OSI Restaurant Partners, Inc.	6,551	208
Target Corp.	6,750	373
Time Warner, Inc.	18,600	339
Williams-Sonoma, Inc. (b)	8,700	282

		2,409

Consumer Staples (8.3%)
Alberto-Culver Co.	5,107	258
Colgate-Palmolive Co.	10,300	640
Hershey Co. (The)	5,850	313
PepsiCo, Inc.	10,400	679
Procter & Gamble Co. (The)	13,200	818
Sara Lee Corp.	20,100	323

		3,031

Energy (10.2%)
Arch Coal, Inc.	7,000	202
Chevron Corp.	11,550	749
ConocoPhillips	12,550	747
Exxon Mobil Corp.	15,000	1,007
Marathon Oil Corp.	9,950	765
Questar Corp.	3,450	282

		3,752

Financials (27.6%)
American International Group, Inc.	9,450	626
Astoria Financial Corp.	9,750	300
Bank of America Corp.	17,900	959
Bank of New York Co., Inc. (The)	8,621	304
BB&T Corp. (b)	13,100	574
Bear Stearns & Co., Inc.	2,250	315
CIT Group, Inc.	6,750	328
Citigroup, Inc.	21,341	1,061
Colonial BancGroup, Inc. (The)	11,850	290
Genworth Financial, Inc., Cl A	9,200	322
Hartford Financial Services Group, Inc. (The)	3,550	308
JPMorgan Chase & Co.	10,095	474
Legg Mason, Inc.	3,700	373
Lincoln National Corp.	2,950	183
Merrill Lynch & Co., Inc.	4,050	317
Morgan Stanley	4,421	322
Northern Trust Corp.	5,250	307
U.S. Bancorp	17,450	580
UCBH Holdings, Inc.	11,850	207
Wachovia Corp.	14,500	809
Washington Mutual, Inc.	13,300	578

	Shares	Value
Willis Group Holdings Ltd. (b)	4,816	183
XL Capital Ltd., Cl A	6,050	416

		10,136

Health Care (8.1%)
Cooper Cos., Inc. (The)	5,150	276
Health Management Associates, Inc., Cl A	13,750	287
Johnson & Johnson	10,300	669
PerkinElmer, Inc.	9,596	182
Pfizer, Inc.	31,650	897
Wyeth	13,200	671

		2,982

Industrials (14.4%)
3M Co.	5,250	391
Con-way, Inc.	4,250	190
Cooper Industries Ltd., Cl A	3,150	268
Emerson Electric Co.	3,527	296
General Electric Co.	31,100	1,098
Honeywell International, Inc.	6,450	264
Illinois Tool Works, Inc.	15,400	691
ITT Industries, Inc.	7,997	410
Pentair, Inc.	9,700	254
R.R. Donnelley & Sons Co.	9,100	300
Rockwell Automation, Inc.	3,500	203
Union Pacific Corp.	4,950	436
W.W. Grainger, Inc.	4,200	281
Wabtec Corp.	7,650	208

		5,290

Information Technology (4.6%)
Analog Devices, Inc.	11,200	329
Diebold, Inc.	7,595	332
First Data Corp.	7,500	315
Harris Corp.	4,497	200
Jack Henry & Associates, Inc. (b)	10,265	223
Maxim Integrated Products, Inc.	10,200	286

		1,685

Materials (4.2%)
Alcoa, Inc.	6,850	192
Dow Chemical Co. (The)	7,200	281
E.I. du Pont de Nemours & Co.	7,750	332
Martin Marietta Materials, Inc.	2,400	203
Praxair, Inc.	5,700	337
Weyerhaeuser Co.	3,100	191

		1,536

Telecommunication Services (5.9%)
ALLTEL Corp.	7,518	417
AT&T, Inc.	17,250	562
Sprint Nextel Corp.	21,850	375
Verizon Communications, Inc.	15,890	590
Windstream Corp.	16,773	221

		2,165

Utilities (5.2%)
Dominion Resources, Inc.	6,289	481
Duke Energy Corp.	14,024	424
Entergy Corp.	6,700	523
PPL Corp.	13,941	459

		1,887

Total Common Stocks (Cost $30,652)		34,873

	Shares	Value
Short-Term Investment (4.4%)
CSFB Enhanced Liquidity Portfolio (c)	1,600,187	1,600

Total Short-Term Investment (Cost $1,600)		1,600

Money Market (4.7%)
STI Classic Institutional Cash Management Money Market Fund, 5.240% (d)	1,703,752	1,704

Total Money Market (Cost $1,704)		1,704

Total Investments (Cost $33,956) (a) — 104.2%		38,177
Liabilities in excess of other assets — (4.2)%		(1,546)

Net Assets — 100.0%		$36,631

(a)	Cost for federal income tax purposes is $33,988 (amount in thousands). Unrealized appreciation/ (depreciation) on a tax basis is as follows (amounts in thousands):

Unrealized Appreciation	$4,630
Unrealized Depreciation	(441)

Unrealized Appreciation (Depreciation)	$4,189

(b)	This security or a partial position of the security was on loan at September 30, 2006. The total value of securities on loan at September 30, 2006 in thousands was $1,534.

(c)	This security was purchased with cash collateral held from securities lending.

(d)	Affiliate Investment.
Cl — Class
See Notes to Schedules of Portfolio Investments.

STI CLASSIC VARIABLE TRUST
Mid-Cap Equity Fund
Schedule of Portfolio Investments
September 30, 2006
(Unaudited)
(Amounts in thousands, except shares)

	Shares	Value
Common Stocks (98.7%)
Consumer Discretionary (16.0%)
Abercrombie & Fitch Co., Cl A	1,904	$132
American Eagle Outfitters, Inc.	2,214	97
AnnTaylor Stores Corp. *	2,875	120
Black & Decker Corp. (The)	1,492	118
Brinker International, Inc.	3,036	122
CBS Corp., Cl B	3,794	107
Darden Restaurants, Inc.	2,001	85
Dillard’s, Inc., Cl A	4,789	157
DIRECTV Group, Inc. (The) *	4,289	84
Hilton Hotels Corp.	4,533	126
J.C. Penney Co., Inc. (b)	2,200	150
Limited Brands, Inc.	3,631	96
Liz Claiborne, Inc.	2,730	108
Mattel, Inc.	5,465	108
Men’s Wearhouse, Inc. (The)	3,002	112
Nordstrom, Inc.	2,269	96
Office Depot, Inc. *	1,807	72
Omnicom Group, Inc.	1,171	110
Whirlpool Corp.	977	82

		2,082

Consumer Staples (6.9%)
Church & Dwight Co., Inc.	1,785	70
Corn Products International, Inc.	2,839	92
Del Monte Foods Co.	8,959	94
General Mills, Inc.	1,834	104
J. M. Smucker Co. (The)	2,263	109
Kroger Co. (The)	4,755	110
Pepsi Bottling Group, Inc. (The)	5,237	185
Reynolds American, Inc.	2,047	127

		891

Energy (6.1%)
Cameron International Corp. *	2,508	121
Chesapeake Energy Corp. (b)	3,344	97
Diamond Offshore Drilling, Inc.	1,445	105
Murphy Oil Corp.	2,126	101
Noble Energy, Inc.	2,794	127
Pogo Producing Co.	1,592	65
Tesoro Corp.	1,652	96
Tidewater, Inc. (b)	1,966	87

		799

Financials (22.3%)
A.G. Edwards, Inc.	2,097	112
AMB Property Corp. REIT	1,546	85
Ambac Financial Group, Inc.	1,587	131
American Financial Group, Inc.	2,567	120
Ameriprise Financial, Inc.	1,403	66
Arch Capital Group Ltd. *	1,966	125
Archstone-Smith Trust REIT	1,792	98

	Shares	Value
Assurant, Inc.	1,920	103
BRE Properties, Inc., Cl A REIT	1,722	103
CB Richard Ellis Group, Inc. Cl A *	3,567	88
CIT Group, Inc.	2,763	134
Comerica, Inc.	1,248	71
E*TRADE Financial Corp. *	2,896	69
FelCor Lodging Trust, Inc. REIT	2,672	54
Fidelity National Title Group, Inc., Cl A (b)	2,420	51
First Marblehead Corp. (The)	816	57
HCC Insurance Holdings, Inc.	2,681	88
Host Hotels & Resorts, Inc. REIT (b)	5,152	118
IndyMac Bancorp, Inc.	774	32
IStar Financial, Inc. REIT	1,129	47
Jones Lang LaSalle, Inc.	1,450	124
KeyCorp	3,278	123
MGIC Investment Corp.	2,356	140
National Retail Properties, Inc. REIT	2,836	61
PMI Group, Inc. (The)	3,167	139
ProLogis REIT	2,858	162
Radian Group, Inc.	2,182	131
Raymond James Financial, Inc.	3,959	116
SL Green Realty Corp. REIT	744	83
Transatlantic Holdings, Inc.	1,061	64

		2,895

Health Care (9.7%)
Applera Corp.- Applied Biosystems Group	3,294	109
Becton, Dickinson & Co.	1,944	137
Caremark Rx, Inc.	1,744	99
Dade Behring Holdings, Inc.	2,223	89
Henry Schein, Inc. *	1,853	93
Laboratory Corp. of America Holdings *	1,894	124
Millipore Corp. *	1,613	99
Quest Diagnostics, Inc.	2,080	127
Thermo Electron Corp. *	3,887	153
Universal Health Services, Inc., Cl B	2,112	127
WellCare Health Plans, Inc. *	1,806	102

		1,259

Industrials (10.0%)
Alaska Air Group, Inc. *	2,313	88
Copart, Inc. *	4,030	113
Covanta Holding Corp. * (b)	4,767	103
Crane Co.	2,700	113
CSX Corp.	2,721	89
Curtiss-Wright Corp.	2,778	84
Eaton Corp.	1,367	94
Ingersoll-Rand Co. Ltd., Cl A	2,675	102
L-3 Communications Holdings, Inc.	882	69
Mettler Toledo International, Inc. *	1,285	85
PACCAR, Inc.	1,822	104
Ryder System, Inc.	1,483	77
Sotheby’s Holdings, Inc., Cl A	3,006	97
Timken Co. (The)	2,847	85

		1,303

Information Technology (12.5%)
Acxiom Corp.	3,919	97
Autodesk, Inc. *	1,449	50
AVX Corp.	3,990	71
BMC Software, Inc. *	4,620	125

	Shares	Value
Cadence Design Systems, Inc. *	5,797	98
Convergys Corp. *	5,028	104
Electronic Data Systems Corp.	4,126	101
Integrated Device Technology, Inc. *	2,522	41
Lexmark International, Inc., Cl A *	1,609	93
LSI Logic Corp. *	9,984	82
Micron Technology, Inc. *	4,236	74
National Semiconductor Corp.	4,751	112
NCR Corp. *	3,130	124
Novellus Systems, Inc. *	2,034	56
Sabre Holdings Corp., Cl A	4,096	96
Sybase, Inc. *	4,310	104
Vishay Intertechnology, Inc. *	6,892	97
Xerox Corp. *	6,442	100

		1,625

Materials (4.5%)
Air Products & Chemicals, Inc.	543	36
Albemarle Corp.	1,147	62
FMC Corp.	1,334	85
H.B. Fuller Co.	2,720	64
Lyondell Chemical Co.	3,525	89
Sensient Technologies Corp.	1,990	39
Steel Dynamics, Inc.	1,023	52
Temple-Inland, Inc.	2,230	90
United States Steel Corp.	1,121	65

		582

Telecommunication Services (1.8%)
American Tower Corp., Cl A *	1,920	70
Qwest Communications International, Inc. *	13,628	119
Telephone & Data Systems, Inc.	991	42

		231

Utilities (8.9%)
AES Corp. (The) *	5,560	113
AGL Resources, Inc.	1,925	70
Alliant Energy Corp.	3,939	141
American Electric Power Co., Inc.	3,345	122
FirstEnergy Corp.	2,045	114
Great Plains Energy, Inc.	2,664	83
MDU Resources Group, Inc.	3,833	86
National Fuel Gas Co.	1,647	60
OGE Energy Corp.	3,379	122
PG&E Corp.	3,731	154
Puget Energy, Inc.	3,809	87

		1,152

Total Common Stocks (Cost $11,738)		12,819

Short-Term Investment (3.8%)
CSFB Enhanced Liquidity Portfolio (c)	497,507	498

Total Short-Term Investment (Cost $498)		498

Money Market (2.1%)
STI Classic Institutional Cash Management Money Market Fund, 5.240% (d)	275,611	276

Total Money Market (Cost $276)		276

	Shares	Value
Total Investments (Cost $12,512) (a) — 104.6%		13,593
Liabilities in excess of other assets — (4.6)%		(594)

Net Assets - 100.0%		$12,999

*	Non-income producing security.
(a)	Cost for federal income tax purposes is $12,584 (amount in thousands). Unrealized appreciation/ (depreciation) on a tax basis is as follows (amounts in thousands):

Unrealized Appreciation	$1,174
Unrealized Depreciation	(165)

Unrealized Appreciation (Depreciation)	$1,009

(b)	This security or a partial position of the security was on loan at September 30, 2006. The total value of securities on loan at September 30, 2006 in thousands was $476.

(c)	This security was purchased with cash collateral held from securities lending.

(d)	Affiliate Investment.
Cl — Class
REIT — Real Estate Investment Trust
See Notes to Schedules of Portfolio Investments.

STI CLASSIC VARIABLE TRUST
Small Cap Value Equity Fund
Schedule of Portfolio Investments
September 30, 2006
(Unaudited)
(Amounts in thousands, except shares)

	Shares	Value
Common Stocks (99.0%)
Consumer Discretionary (23.0%)
ADESA, Inc.	6,546	$151
Applebee’s International, Inc. (b)	12,400	267
Asbury Automotive Group, Inc.	1,200	25
Bassett Furniture Industries, Inc.	5,300	86
bebe stores, Inc.	16,600	412
Benetton Group SpA ADR	5,700	196
Borders Group, Inc.	15,100	308
BorgWarner, Inc.	2,500	143
CKE Restaurants, Inc.	15,200	254
Cobra Electronics Corp.	9,300	79
Courier Corp.	3,100	115
Group 1 Automotive, Inc.	3,700	185
Harte-Hanks, Inc.	6,300	166
International Speedway Corp., Cl A	4,700	234
K-Swiss, Inc., Cl A	8,099	243
Lithia Motors, Inc.	7,300	180
Makita Corp. ADR	7,052	210
Media General, Inc., Cl A	2,900	109
Movado Group, Inc.	15,000	381
Oakley, Inc.	3,500	60
Pool Corp. (b)	6,400	246
Stanley Furniture Co., Inc.	2,000	43
Technical Olympic USA, Inc. (b)	12,900	127
Tuesday Morning Corp. (b)	16,300	226
United Auto Group, Inc.	7,600	178
Winnebago Industries, Inc. (b)	6,400	201
World Wrestling Entertainment, Inc.	9,800	161

		4,986

Consumer Staples (3.8%)
Church & Dwight Co., Inc.	9,750	381
Flowers Foods, Inc.	3,700	99
Inter Parfums, Inc.	6,400	122
J. M. Smucker Co. (The)	4,475	215

		817

Energy (4.7%)
CARBO Ceramics, Inc. (b)	5,300	191
CHC Helicopter Corp., Cl A	19,500	385
Maritrans, Inc.	4,100	150
Tidewater, Inc. (b)	3,100	137
Ultrapar Participacoes SA ADR	8,100	144

		1,007

Financials (15.9%)
Bank of Hawaii Corp.	3,300	159
Banner Corp.	2,700	111
Capital Corp. of the West	1,700	53
City National Corp.	2,200	148
Cohen & Steers, Inc.	7,300	236
Desert Community Bank	2,400	43

	Shares	Value
Federal Agricultural Mortgage Corp., Cl C	2,011	53
First Republic Bank	7,800	332
Glacier Bancorp, Inc.	6,122	209
HCC Insurance Holdings, Inc.	5,400	178
Horizon Financial Corp.	6,656	199
Hub International Ltd.	13,600	393
International Bancshares Corp.	3,500	104
Jones Lang LaSalle, Inc.	2,600	222
National Interstate Corp.	3,511	86
Seacoast Banking Corp. of Florida	5,810	175
StanCorp Financial Group, Inc.	5,800	259
UCBH Holdings, Inc.	9,800	171
Washington Federal, Inc.	5,565	125
West Coast Bancorp	6,176	189

		3,445

Health Care (6.3%)
Cooper Cos., Inc. (The)	9,700	520
PerkinElmer, Inc.	7,300	138
Perrigo Co.	15,700	266
STERIS Corp.	10,000	241
West Pharmaceutical Services, Inc.	4,800	188

		1,353

Industrials (26.8%)
ABM Industries, Inc.	5,400	101
American Ecology Corp.	6,500	128
Briggs & Stratton Corp.	3,700	102
Brink’s Co. (The)	2,900	154
Deluxe Corp.	8,000	137
Donaldson Co., Inc.	7,200	266
DRS Technologies, Inc.	1,096	48
ElkCorp	3,697	100
Florida East Coast Industries, Inc.	3,000	171
Forward Air Corp.	8,702	288
Gol Linhas Aereas Inteligentes SA ADR (b)	5,956	205
Graco, Inc.	13,800	539
Grupo Aeroportuario del Pacifico SA de CV ADR	17,300	589
Heartland Express, Inc.	10,066	158
Herman Miller, Inc.	9,700	332
Lan Airlines SA ADR	4,100	156
Lennox International, Inc.	9,214	211
LSI Industries, Inc.	14,562	237
McGrath Rentcorp	8,400	215
Mine Safety Appliances Co.	4,000	143
Multi-Color Corp.	4,700	135
Oshkosh Truck Corp.	2,800	141
Portec Rail Products, Inc.	4,086	39
Quixote Corp.	11,200	200
Simpson Manufacturing Co., Inc. (b)	4,400	119
Supreme Industries, Inc., Cl A	2,600	17
UTI Worldwide, Inc.	3,900	109
Wabtec Corp.	14,700	399
Walter Industries, Inc. (b)	5,700	243
Woodward Governor Co.	3,800	127

		5,809

Information Technology (6.0%)
Black Box Corp.	3,800	148
Cohu, Inc.	10,100	180
Diebold, Inc.	5,500	239

	Shares	Value
Harris Corp.	4,954	220
Jack Henry & Associates, Inc.	15,600	341
Keithley Instruments, Inc.	6,800	87
Nam Tai Electronics, Inc.	7,600	93

		1,308

Materials (9.4%)
Aber Diamond Corp.	3,700	118
Agnico-Eagle Mines Ltd.	5,800	181
Airgas, Inc.	14,500	523
AMCOL International Corp. (b)	5,400	135
Foundation Coal Holdings, Inc.	6,700	217
RPM International, Inc.	15,300	291
Scotts Miracle-Gro Co. (The), Cl A	3,200	142
Sensient Technologies Corp.	8,400	164
Valspar Corp. (The)	9,800	261

		2,032

Utilities (3.1%)
Companhia de Saneamento Basico do Estado de Sao Paulo ADR	13,400	403
PNM Resources, Inc.	9,900	273

		676

Total Common Stocks (Cost $17,187)		21,433

Short-Term Investment (8.9%)
CSFB Enhanced Liquidity Portfolio (c)	1,916,256	1,916

Total Short-Term Investment (Cost $1,916)		1,916

Money Market (0.9%)
STI Classic Institutional Cash Management Money Market Fund, 5.240% (d)	199,074	199

Total Money Market (Cost $199)		199

Total Investments (Cost $19,302) (a) — 108.8%		23,548
Liabilities in excess of other assets — (8.8)%		(1,914)

Net Assets — 100.0%		$21,634

*	Non-income producing security.
(a)	Cost for federal income tax purposes is $19,432 (amount in thousands). Unrealized appreciation/ (depreciation) on a tax basis is as follows (amounts in thousands):

Unrealized Appreciation	$5,075
Unrealized Depreciation	(959)

Unrealized Appreciation (Depreciation)	$4,116

(b)	This security or a partial position of the security was on loan at September 30, 2006. The total value of securities on loan at September 30, 2006 in thousands was $1,830.

(c)	This security was purchased with cash collateral held from securities lending.

(d)	Affiliate Investment.
ADR — American Depository Receipt
Cl — Class
See Notes to Schedules of Portfolio Investments.

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS
1. Organization
The STI Classic Variable Trust (the “Trust”) was organized as a Massachusetts business trust under a Declaration of Trust dated April 18, 1995. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company offering seven funds as of September 30, 2006. The schedules of portfolio investments presented herein are those of the Capital Appreciation Fund, International Equity Fund, Investment Grade Bond Fund, Large Cap Relative Value Fund, Large Cap Value Equity Fund, Mid-Cap Equity Fund, and Small Cap Value Equity Fund (each a “Fund” and collectively the “Funds”). The Funds’ prospectus provides a description of the Funds’ investment objectives, policies and strategies.
2. Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. The actual results could differ from these estimates.
Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 p.m. Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sale price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars at the exchange rate of such currencies against the U.S. dollar, as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Time), as provided by an independent pricing service approved by the Funds’ Board of Trustees (the “Board”). If a security price cannot be obtained from an independent, third-party pricing agent, the Funds’ administrator shall seek to obtain a bid price from at least one independent broker.
Securities for which market prices are not “readily available” are valued in accordance with Pricing and Valuation Procedures established by the Board. The Funds’ Pricing and Valuation Procedures are performed and monitored by a Valuation Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Pricing and Valuation Procedures include, but are not limited to: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security’s primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Pricing and Valuation Procedures, the Committee determines the value after taking into consideration relevant information reasonably available to the Committee.
For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which a Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the adviser of a Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates net asset value, it shall immediately notify the Funds’ accounting agent and may preauthorize the Funds’ accounting agent to utilize a pricing service authorized by the Board (a “Fair Value Pricing Service”) that has been designed to determine a fair value. On a day when a Fair Value Pricing Service is so utilized pursuant to a preauthorization, the Committee need not meet. If the adviser does not preauthorize the Funds’ accounting agent to utilize a Fair Value Pricing Service, the adviser will request that a Committee meeting be called. In addition, the Funds’ accounting agent monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time the Fund calculates net asset value. If price movements in a monitored index exceed levels established by the Funds (“Trigger Points”), the Funds may use a systematic valuation model provided by an independent third party to fair value their international equity securities.
Security Transactions and Investment Income — During the period, security transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, however, securities transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes amortization or accretion of a premium or discount. Cost used in determining net realized gains and losses on the sales of investment securities are those of the specific securities sold, adjusted for the accretion or amortization of purchase discounts or premiums during the respective holding period. Dividend income is recorded on the ex-dividend date.
Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars on the following basis: (i) market value of investment securities, other assets and liabilities at the current rate of exchange; and (ii) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate the portion of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.
Forward Foreign Currency Contracts — The International Equity Fund may enter into forward foreign currency contracts as hedges against either specific transactions, fund positions or anticipated fund positions. All commitments are “marked-to-market” daily at the applicable foreign exchange rate, and any resulting unrealized gains or losses are recorded currently. The Fund realizes gains and losses at the time forward contracts are extinguished. Unrealized gains or losses on outstanding positions in foreign currency contracts held at the close of the year are recognized as ordinary income or loss for Federal income tax purposes. As of September 30, 2006, the International Equity Fund did not have open foreign currency contracts.
New Accounting Pronouncements — In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards (SFAS) No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of September 30, 2006, the Funds do not believe the adoption of SFAS No. 157 will impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain measurements on changes in net assets for the period.
3. Securities Lending
Each Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Trust’s Board. These loans may not exceed either (i) 50% of the sum of the market value of all securities of the Fund and the market value of the loan collateral or (ii) 33.33% of the total market value of all securities of the Fund. No Fund will lend portfolio securities to its investment adviser or its affiliates unless it has applied for and received specific authority to do so from the Securities and Exchange Commission. Loans of portfolio securities will be fully collateralized by cash, letters of credit or U.S. government securities. The value of the collateral is at least 100% of the market value of the securities loaned, or in the case of the Investment Grade Bond Fund, the initial value of the collateral is at least 102% of the market value of the securities loaned and 100% thereafter. However, due to market fluctuations during the day, the value of securities loaned on a particular day may, during the course of the day, exceed the value of collateral. On each business day, the amount of collateral is adjusted based on the prior day’s market fluctuations and the current day’s lending activity. Income from lending activity is determined by the amount of interest earned on collateral, less any amounts payable to the borrowers of the securities and the lending agent. Lending securities involves certain risks, including the risk that the Fund may be delayed or prevented from recovering the collateral if the borrower fails to return the securities.

A fee will be obtained from the borrower if letters of credit or U.S. government securities are used as collateral. Cash collateral received in connection with securities lending is invested in the CSFB Enhanced Liquidity Portfolio (the “Portfolio”). This investment may consist of money market mutual funds registered under the Investment Company Act of 1940 and money market instruments including commercial paper, repurchase agreements, U.S. Treasury Bills and U.S. agency obligations. At September 30, 2006, the Portfolio was invested in certificates of deposit, repurchase agreements, asset backed securities and corporate bonds (with interest rates ranging from 5.400% to 5.678% and maturity dates ranging from 10/02/06 to 02/25/21).
4. Risks
The International Equity Fund invests in securities of foreign issuers in various countries. Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is a possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments, which could adversely affect investments in those countries. Emerging market countries are countries that the World Bank or the United Nations considers to be emerging or developing. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers, including governments, in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with the Fund’s investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.
The Investment Grade Bond Fund invests primarily in fixed income securities rated investment grade by at least one national securities rating agency or unrated securities that the Adviser believes are of comparable quality. Changes by recognized rating agencies in the ratings of any fixed income security or in the ability of an issuer to make payments of interest and principal may affect the value of these investments.

Item 2. Controls and Procedures.
(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
     Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	STI Classic Variable Trust

By (Signature and Title)*	/s/ Joel B. Engle, Treasurer
Joel B. Engle, Treasurer, STI Classic Variable Trust

Date	11/27/06

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ R. Jeffrey Young, President

R. Jeffrey Young, President, STI Classic Variable Trust

Date	11/27/06

By (Signature and Title)*	/s/ Joel B. Engle, Treasurer
Joel B. Engle, Treasurer, STI Classic Variable Trust

Date	11/27/06

* Print the name and title of each signing officer under his or her signature.